Note 7 - Capital Stock and Reserves - Warrant Derivative Liability (Details)	Sep. 30, 2024 CAD ($) shares	Sep. 30, 2024 $ / shares	Mar. 31, 2024 CAD ($) shares	Mar. 31, 2024 $ / shares	Aug. 24, 2023 CAD ($) shares	Aug. 24, 2023 $ / shares	Mar. 31, 2023 shares
Statement Line Items [Line Items]
Exchange rate	1.3514		1.35397		1.3546
Unit warrants expiring August 24, 2028 [member]
Statement Line Items [Line Items]
Number of warrants outstanding (in shares) | shares	800,000		800,000		800,000		0
Warrant price at valuation date (in dollars per share) | $ / shares		$ 0.4		$ 0.61		$ 0.76
Fair value of warrants outstanding (derivative liability) | $	$ 428,663		$ 656,946		$ 823,597